6. INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2012
Intangible Assets Tables
Intangible assets

The components of the intangibles assets consisted of the following:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Customer Relationships	$5,815,000	$890,000	5 to 14 years
Trade Names	770,000	770,000	20 years
Technical Know-how	660,000	660,000	10 years
Non-Compete	50,000	-	5 years
Professional Certifications	15,000	15,000	.25 to 2 years
Total Intangible Assets	7,310,000	2,335,000
Less: Accumulated Amortization	(1,130,000)	(728,000)
Intangible Assets, net	$6,180,000	$1,607,000